Consolidated Statement of Stockholders' Equity (USD $)	Common Stock	Series AA Preferred Stock	Additional Paid-in Capital	Contributed Capital	Accumulated Deficit during the Development Stage	Total
Beginning Balance, amount at Aug. 21, 2008
Shares issued to parent, shares	1,500					1,500
Shares issued to parent, value	$ 408					$ 408
Net loss for the period					(408)	(408)
Ending Balance, amount at Aug. 31, 2008	408				(408)
Ending Balance, shares at Aug. 31, 2008	1,500					1,500
Recapitalization in connection with reverse acquisition, shares	9,998,500					9,998,500
Recapitalization in connection with reverse acquisition, value	9,592		(9,592)
Common shares issued in reverse acquisition, shares	4,000,000					4,000,000
Common shares issued in reverse acquisition, value	4,000		(4,000)
Increases in contributed capital				485		485
Common stock issued for cash, shares	1,000,000					1,000,000
Common stock issued for cash, value	1,000		99,000			100,000
Restricted stock award issued to employee, shares	2,000,000					2,000,000
Restricted stock award issued to employee, value	2,000		(2,000)
Restricted stock award compensation expense			24,725			24,725
Common stock issued for services, shares	50,000					50,000
Common stock issued for services, value	50		199,950			200,000
Net loss for the period					(245,515)	(245,515)
Ending Balance, amount at Aug. 31, 2009	17,050		308,083	485	(245,923)	79,695
Ending Balance, shares at Aug. 31, 2009	17,050,000					17,050,000
Increases in contributed capital				14,619		14,619
Common stock issued for cash, shares	500,000					500,000
Common stock issued for cash, value	500		49,500			50,000
Restricted stock award compensation expense			175,275			175,275
Common stock issued as compensation, shares	3,040					3,040
Common stock issued as compensation, value	3		4,557			4,560
Net loss for the period					(544,891)	(544,891)
Ending Balance, amount at Aug. 31, 2010	17,553		537,415	15,041	(790,814)	(220,742)
Ending Balance, shares at Aug. 31, 2010	17,553,040					17,553,040
Increases in contributed capital				259,058		259,058
Common stock issued for cash, shares	2,217,600					2,217,600
Common stock issued for cash, value	2,217		215,383			217,600
Restricted stock award issued to employee, shares	50,000					50,000
Restricted stock award issued to employee, value	50		(50)
Restricted stock award compensation expense			10,000			10,000
Common stock issued for services, shares	74,383					74,383
Common stock issued for services, value	74		121,967			122,041
Common stock issued as compensation, shares	163,766					163,766
Common stock issued as compensation, value	164		303,235			303,399
Common stock issued for debt, shares	781,712					781,712
Common stock issued for debt, value	780		340,387			341,167
Discount on convertible debt recognized			88,998			88,998
Preferred stock issued for accrued compensation, shares		5,000				5,000
Preferred stock issued for accrued compensation, value		5	1,995			2,000
Net loss for the period					(951,783)	(951,783)
Ending Balance, amount at Aug. 31, 2011	20,838	5	1,619,330	274,162	(1,742,597)	171,738
Ending Balance, shares at Aug. 31, 2011	20,840,501	5,000				20,845,501
Common stock issued for services, shares	68,333					68,333
Common stock issued for services, value	68		22,515			22,583
Common stock issued for debt, shares	134,983					134,983
Common stock issued for debt, value	134		11,866			12,000
Discount on convertible debt recognized			7,634			7,634
Common stock issued for intangible assets, shares	2,500,000					2,500,000
Common stock issued for intangible assets, value	2,500		697,500			700,000
Net loss for the period					(196,366)	(196,366)
Ending Balance, amount at Nov. 30, 2011	23,540	5	2,358,845	274,162	(1,938,963)	717,589
Ending Balance, shares at Nov. 30, 2011	23,543,817	5,000				23,548,817
Common stock issued for services, shares	202,162					202,162
Common stock issued for services, value	201		60,466			60,667
Common stock issued for debt, shares	2,127,417					2,127,417
Common stock issued for debt, value	2,124		60,076			62,200
Discount on convertible debt recognized			113,126			113,126
Cancellation of common stock issued, shares	(90,400)					(90,400)
Cancellation of common stock issued, value	(83)		(86,687)			(86,687)
Net loss for the period					(886,289)	(886,289)
Ending Balance, amount at Feb. 29, 2012	$ 25,782,996	$ 5	$ 2,505,826	$ 274,162	$ (2,825,252)	$ (19,477)
Ending Balance, shares at Feb. 29, 2012	25,782,996	5,000				25,787,996